Lease liabilities and right-of-use assets - Summary of Lease liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities and right-of-use assets
Balance as at 1 January	$ 4,162,521	$ 928,583
Acquisitions through business combinations	1,237,903
Additions during the year	726,769	3,716,327
Accretion of interest	341,510	140,184	$ 83,804
Repayments	(1,192,283)	(622,573)
Liabilities directly associated with assets classified as held for sale	(628,845)
Termination of lease	(2,304,449)
Balance as at 31 December	$ 2,343,126	$ 4,162,521	$ 928,583